united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 102, Omaha, NE 68137

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2734

Date of fiscal year end: 4/30

Date of reporting period: 4/30/18

ITEM 1. REPORTS TO SHAREHOLDERS.

HOLBROOK INCOME FUND

Class I Shares (HOBIX)
Investor Class Shares (HOBEX)

Annual Report

April 30, 2018

Advised by:

Holbrook Holdings, Inc.

2670 NW Lovejoy St.

Portland, OR 97210

www.holbrookholdings.com

1-877-345-8646

Distributed by Northern Lights Distributors, LLC

Member FINRA

6558-NLD-6/6/2018

Holbrook Income Fund Annual Shareholder Letter

The Holbrook Income Fund (the “Fund”) remains committed to pursuing its investment objectives of providing its shareholders current income and protecting capital in a rising interest rate environment. To these ends, we are pleased with our performance for the 2017 calendar year. For the 12-month reporting period ended April 30, 2018, the Holbrook Income Fund had a one-year return of 4.00% net of fees versus its benchmark, the Barclays US Aggregate Bond Total Return Index,1 which was down 0.32% over the same time-period. From its inception date of July 6, 2016 to April 30, 2018, the Holbrook Income Fund had an annualized gain of 4.43% versus its benchmark which had an annualized return of -1.04% for that same period.

The last year has been a challenging one for fixed-income strategies. Many core strategies have struggled to remain positive as the U.S Federal Reserve continues to raise the federal funds rate. The onset of quantitative tightening has exacerbated the constriction of monetary conditions and as such, volatility, largely absent last year, has re-emerged across many asset classes. The return on investment grade corporate bonds, treasuries, agencies, and municipals are generally negative year-to-date as longer-term interest rates probe 5-year highs. High Yield has outperformed, but we are bearish on the subsector and do not think that investors are rewarded for the inherent risk. With spreads near decade lows, high yield investors are not only taking on credit risk, but interest-rate risk has now also become a factor. Our strategic allocation to high yield is typically 30%. As of April 30, 2018, the Fund holds 12%, and we continue to be selective given that the economy is in a late cycle expansion. The time to add exposure to high yield will come, but we do not believe that time is now.

Our outperformance versus the Fund’s benchmark can be attributed to our high yield and investment grade corporate bond holdings. Both provide higher coupons than U.S. treasuries and have historically been able to absorb interest rate increases more effectively than U.S. sovereign debt. At period end, the Fund’s investment grade exposure is largely in the form of floating-rate corporate bonds which have meaningfully outperformed their fixed-coupon brethren. Many of these floating rate notes have maturities in the 2 to 4-year range as we expect the tightening cycle to be largely finished by then.

Given the Fund’s investment strategy, we continue to maintain a low effective duration in the portfolio which has ranged between 1 and 3 years and is currently around 2. Meanwhile, the Fund’s treasury exposure is inflation protected, and we witnessed considerable outperformance in our treasury inflation protected securities (“TIPS”) over nominal treasuries, which make up the bulk of the fund’s benchmark. The Fund’s TIPS exposure also provides a natural hedge to our riskier assets and has exhibited negative correlation to many of our corporate positions during the brief risk-off market environments that we have encountered over the last year.

One sector that we continue to favor in the investment grade space are Baby Bonds issued by Business Development Companies (“BDCs”). These issues are senior, unsecured and trade on an exchange. They provide investment grade ratings and the regulatory requirements for such companies mandate that they

[1]	Barclays U.S. Aggregate Bond Total Return Index – The Barclays US Aggregate Bond Total Return Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS (agency and non-agency).

6558-NLD-6/6/2018

maintain an asset coverage ratio above 1.5x. If a BDC’s asset coverage ratio dips below this level, it must cease equity distributions to shareholders or buy back its Baby Bonds until it complies with the 1.5x coverage requirement. Although the asset coverage requirements applicable to BDCs were recently reduced from 2x to 1.5x coverage, we continue to believe such regulations tend to be bond-holder friendly. These bonds offer higher yields than their commercial banking counterparts. Currently, the Fund is getting between 5% and 7% yields for 3 to 6-year maturities. These make up a significant portion of our investment grade corporate exposure.

Holbrook Holdings has been bullish on risk-assets since our inception. Our macro-thesis is based mainly on the continued strength of the U.S. job market, and the consumer, which has massively deleveraged since the Great Recession. However, cracks are emerging. Consumer delinquencies have ticked higher, and savings rates have decreased. While the consumer in aggregate is still strong, we believe the bottom rungs of the income distribution are experiencing some increasing levels of stress. An inflection point in this cohort will ultimately spill-over into the broad economic data, although the lead-time can vary considerably. More importantly, we are concerned about the late-cycle fiscal stimulus in the United States, and the mounting deficits that will likely persist over the next decade. We view this as highly inflationary. Many investors assume that a cyclical downturn will be accompanied with rate cuts and increasing quantitative easing from the Fed. While this remains a possibility, we think that in a stagflationary environment, the Fed may be handcuffed and any easing program will look nothing like we experienced over the past ten years. We expect rates to be significantly higher in twelve months and will continue to invest accordingly.

Thank you for your support of the Holbrook Income Fund,

Scott Carmack

CEO Holbrook Holdings Inc.

Portfolio Manager

The views in this report are those of the Fund’s management. This report contains certain forward-looking statements about factors that may affect the performance of the Fund in the future. These statements are based on the Fund’s management’s predictions and expectations concerning certain future events such as the performance of the economy as a whole and of specific industry sectors. Management believes these forward-looking statements are reasonable, although they are inherently uncertain and difficult to predict.

Holbrook Income Fund
Portfolio Review (Unaudited)
April 30, 2018

The Fund’s performance figures* for each of the period ended April 30, 2018, compared to its benchmark:

		Annualized
	1 Year Return	Since Inception (a)
Class I	4.00%	4.43%
Investor Class	3.53%	3.95%
Barclays U.S. Aggregate Bond Total Return Index (b)	-0.32%	-1.04%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Per the fee table in the prospectus dated August 28, 2017, the Fund’s total annual operating expenses are 91.96% for Class I and 89.45% for Investor Class shares. After fee waivers or reimbursements by the Advisor, the Fund’s total annual operating expenses are 1.56% for Class I and 2.06% for Investor Class shares. The Fund’s adviser has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least September 1, 2019 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.30% and 1.80% of average daily net assets attributable to Class I shares and Investor Class shares, respectively. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. For performance information current to the most recent month-end, please call toll-free 1-877-345-8646 or visit www.holbrookholdings.com.

(a)	Inception date is July 6, 2016 for Class I and Investor Class.

(b)	The Barclays U.S. Aggregate Bond Total Return Index, is made up of the Barclays Capital U.S. Government/Corporate Bond Index, Mortgage-Backed Securities Index, and Asset-Backed Securities Index, including securities that are of investment grade quality or better, have at least one year to maturity, and have an outstanding par value of at least $100 million. Investors cannot invest directly in an index.

Comparison of the Change in Value of a $10,000 Investment

Top 10 Holdings by Industry	% of Net Assets
Banks	25.5%
Investment Companies	25.3%
United States Government Securities	14.9%
REITs	7.7%
Pipelines	4.9%
Diversified Financial Services	4.5%
Oil & Gas	4.3%
Insurance	2.6%
Closed End Funds	2.5%
Auto Manufacturers	1.4%
Other Assets Less Liabilities	6.4%
100.0%

Please refer to the Portfolio of Investments in this Annual report for a detailed analysis of the Fund’s holdings.

Holbrook Income Fund
Portfolio of Investments
April 30, 2018

Shares		Variable Rate	Coupon%		Maturity	Fair Value
	PREFERRED STOCK - 45.8%
	BANKS - 3.2%
400	Customers Bancorp, Inc.		6.375		7/31/2018	$10,168
14,916	Customers Bancorp, Inc.		7.000		Perpetual	394,006
1,590	Morgan Stanley		7.125		Perpetual	44,743
						448,917
	CLOSED END FUNDS - 2.2%
8,300	Eagle Point Credit Co., Inc.		6.750		9/30/2027	209,990
1,202	Kayne Anderson MLP Investment Co.		3.500		4/15/2020	30,230
2,800	Oxford Lane Capital Corp.		6.750		6/30/2024	71,120
						311,340
	DIVERSIFIED FINANCIAL SERVICES - 4.5%
200	Ares Management LP		7.000		Perpetual	5,210
10,000	Cowen, Inc.		7.350		12/15/2027	254,500
4,200	Medley LLC		6.875		8/15/2026	104,286
10,800	Medley LLC		7.250		1/30/2024	272,376
						636,372
	INSURANCE - 0.7%
5,500	Amtrust Financial Services, Inc.		6.950		Perpetual	99,000

	INVESTMENT COMPANIES - 22.6%
8,700	B. Riley Financial, Inc.		7.500		10/31/2021	223,621
4,700	Capital Southwest Corp.		5.950		12/15/2022	120,132
10,300	Capitala Finance Corp.		6.000		5/31/2022	261,620
12,105	Capitala Finance Corp.		5.750		5/31/2022	305,031
8,400	Gladstone Capital Corp.		6.000		9/30/2024	210,672
160	Gladstone Investment Corp.		6.500		5/31/2022	4,058
4,159	Gladstone Investment Corp.		6.250		9/30/2023	105,971
13,000	Great Elm Capital Corp.		6.500		9/18/2022	333,125
9,600	Great Elm Capital Corp.		6.750		1/31/2025	234,240
9,200	Harvest Capital Credit Corp.		6.125		9/15/2022	232,392
6,500	Horizon Technology Finance Corp.		6.250		9/15/2022	167,050
9,400	KCAP Financial, Inc.		6.125		9/30/2022	239,230
5,067	Medley Capital Corp.		6.125		3/30/2023	126,675
1,012	Medley Capital Corp.		6.500		1/30/2021	25,786
2,000	MVC Capital, Inc.		6.250		11/30/2022	51,200
159	Oaktree Specialty Lending Corp.		5.875		10/30/2024	3,999
120	Prospect Capital Corp.		6.250		6/15/2024	3,054
10,282	RiverNorth Marketplace Lending Corporation		5.875		10/31/2024	258,284
150	THL Credit, Inc.		6.750		11/15/2021	3,804
10,898	THL Credit, Inc.		6.750		12/30/2022	280,079
100	Triangle Capital Corp.		6.375		12/15/2022	2,524
						3,192,547
	OIL & GAS - 1.8%
5,000	Anadarko Petroleum Corp.		7.500		6/7/2018	153,250
1,318	WPX Energy, Inc.		6.250		7/31/2018	94,580
						247,830
	PIPELINES - 4.9%
5,000	Enbridge, Inc.		6.375		4/15/2078	126,925
5,277	Kinder Morgan, Inc.		9.750		10/26/2018	164,115
9,511	NGL Energy Partners LP		9.000		Perpetual	226,647
7,057	NuStar Logistics LP	3 Month LIBOR + 6.734%	9.082	+	1/15/2043	177,836
						695,523
	PRIVATE EQUITY - 0.5%
2,966	Hercules Capital, Inc.		6.250		7/30/2024	74,387

	REITS - 4.7%
2,000	Innovative Industrial Properties, Inc.		9.000		Perpetual	54,700
1,000	New York Mortgage Trust, Inc.		8.000		Perpetual	23,130
2,700	RAIT Financial Trust		7.125		8/30/2019	60,750
10,300	Sotherly Hotels LP		7.250		2/15/2021	264,762
8,000	Sutherland Asset Management Corp.		6.500		4/30/2021	200,000
3,630	Wheeler Real Estate Investment Trust, Inc.		8.750		Perpetual	58,733
						662,075
	TELECOMMUNICATIONS - 0.7%
7,000	Frontier Communications Corp.		11.125		6/29/2018	92,610

	TOTAL PREFERRED STOCK (Cost - $6,407,846)					6,460,601

See accompanying notes to financial statements.

Holbrook Income Fund
Portfolio of Investments (Continued)
April 30, 2018

Principal		Variable Rate	Coupon%		Maturity	Fair Value
	CORPORATE BONDS - 35.3%
	AUTO MANUFACTURERS - 1.4%
$200,000	Ford Motor Credit Co. LLC		2.835		4/5/2021	$200,905

	BANKS - 22.3%
200,000	Bank of America Corp.		5.125		Perpetual	202,770
200,000	Bank of New York Mellon Corp.		4.950		Perpetual	204,250
5,000	Barclays Bank PLC	4(CMS30-CMS5-.45)	0.000	+	6/17/2033	2,762
300,000	Canadian Imperial Bank of Commerce		2.631		10/5/2020	300,836
100,000	Citigroup, Inc.		6.125		Perpetual	104,625
200,000	Goldman Sachs Group, Inc.		3.434		5/28/2026	206,283
5,000	Goldman Sachs Group, Inc.	5(CMS30-CMS5)	0.740	+	3/19/2029	3,363
200,000	Home BancShares, Inc.		5.625		4/15/2027	206,337
350,000	JPMorgan Chase & Co.	3 Month LIBOR + 3.470%	5.829	+	Perpetual	353,063
100,000	JPMorgan Chase & Co.	4(CMS30-CMS5-.275)	0.000	+	9/20/2023	87,125
200,000	JPMorgan Chase & Co.		3.092		4/23/2024	200,337
300,000	Manufacturers & Traders Trust Co.	3 Month LIBOR + 1.215%	3.116	+	12/28/2020	300,166
100,000	Morgan Stanley		5.550		Perpetual	102,625
100,000	PNC Financial Services Group, Inc.		6.750		Perpetual	108,000
200,000	State Street Corp.		5.250		Perpetual	206,000
200,000	UBS AG Jersey Branch		2.768		12/30/2019	200,650
200,000	Union Bankshares Corp.		5.000		12/15/2026	206,408
100,000	US Bancorp		5.125		Perpetual	102,625
50,000	Wells Fargo & Co.	3 Month LIBOR + 3.77%	5.895	+	Perpetual	50,625
						3,148,850
	CLOSED-END FUNDS - 0.3%
50,000	Nuveen Senior Income Fund		2.000		11/1/2021	48,675

	COMMERICAL SERVICES - 0.3%
30,000	Equifax, Inc.		7.000		7/1/2037	36,619

	INSURANCE- 1.9%
50,000	Hartford Financial Services Group, Inc.		8.125		6/15/2038	50,250
200,000	Prudential Financial, Inc.		5.875		9/15/2042	213,000
						263,250
	INVESTMENT COMPANIES - 2.3%
200,000	Ares Capital Corp.		3.625		1/19/2022	195,850
25,000	Main Street Capital Corp.		4.500		12/1/2019	25,052
100,000	PennantPark Investment Corp.		4.500		10/1/2019	99,781
						320,683
	OIL & GAS- 2.5%
200,000	Diamond Offshore Drilling, Inc.		7.875		8/15/2025	206,000
150,000	Nabors Industries, Inc.		4.625		9/15/2021	147,375
						353,375
	PHARMACEUTICALS - 0.6%
100,000	Teva Pharmaceutical Finance Netherlands III BV		2.800		7/21/2023	83,990

	REITS - 3.0%
500,000	CBL & Associates LP		5.250		12/1/2023	418,718

	RETAIL - 0.7%
100,000	Macy’s Retail Holdings, Inc.		3.875		1/15/2022	99,645

	TOTAL CORPORATE BONDS (Cost - $5,013,357)					4,974,710

	CONVERTIBLE BOND - 0.8%
	CHEMICALS - 0.4%
100,000	Aceto Corp.		2.000		11/1/2020	63,812

	INVESTMENT COMPANIES - 0.4%
50,000	Prospect Capital Corp.		4.750		4/15/2020	50,374

	TOTAL CONVERTIBLE BOND (Cost - $116,487)					114,186

See accompanying notes to financial statements.

Holbrook Income Fund
Portfolio of Investments (Continued)
April 30, 2018

Principal			Coupon%	Maturity	Fair Value
		UNITED STATES GOVERNMENT SECURITIES - 14.9%
$371,858	^	United States Treasury Inflation Indexed Bonds	0.125	4/15/2019	$370,284
315,735	^	United States Treasury Inflation Indexed Bonds	0.125	4/15/2020	313,188
311,972	^	United States Treasury Inflation Indexed Bonds	0.125	4/15/2021	307,729
358,288	^	United States Treasury Inflation Indexed Bonds	0.125	4/15/2022	351,041
266,402	^	United States Treasury Inflation Indexed Bonds	0.125	1/15/2023	260,309
260,018	^	United States Treasury Inflation Indexed Bonds	0.125	7/15/2024	252,124
262,770	^	United States Treasury Inflation Indexed Bonds	0.250	1/15/2025	255,044
		TOTAL UNITED STATES GOVERNMENT SECURITIES (Cost - $2,133,377)			2,109,719

Shares
		SHORT-TERM INVESTMENTS - 4.9%
696,349		Fidelity Institutional Money Market Portfolio, Class I, 1.58% *
		TOTAL SHORT-TERM INVESTMENTS (Cost - $696,349)			696,349

		TOTAL INVESTMENTS - 101.7% (Cost - $14,367,416) (a)			$14,355,565
		LIABILITIES LESS OTHER ASSETS - (1.7)%			(241,188)
		NET ASSETS - 100.0%			$14,114,377

+	Variable rate security, rate shown represents the rate at April 30, 2018.

*	Rate shown represents the rate at April 30, 2018, is subject to change and resets daily.

^	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

Perpetual - Perpetual bonds are fixed income instruments without defined maturity dates

LIBOR/Reference Rates:

LIBOR - London Interbank Offered Rate

CMS30-CMS5 - 30 Year Swap Minus 5 Year Swap Rate

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $14,370,376 and differs from market value by net unrealized appreciation unrealized appreciation (depreciation) as follows:

Unrealized appreciation:	$104,559
Unrealized depreciation:	(119,370)
Net unrealized depreciation:	$(14,811)

See accompanying notes to financial statements.

Holbrook Income Fund
Statement of Assets and Liabilities
April 30, 2018

ASSETS
Investment securities:
At cost	$14,367,416
At fair value	$14,355,565
Interest receivable	86,412
Receivable due from advisor	866
Receivable for securities sold	215,064
Receivable for Fund shares sold	1,000
Prepaid expenses and other assets	7,405
TOTAL ASSETS	14,666,312

LIABILITIES
Payable for securities purchased	$467,068
Payable for Fund shares redeemed	46,400
Dividends payable	890
Distribution (12b-1) fees payable	63
Payable to related parties	1,124
Accrued expenses and other liabilities	36,390
TOTAL LIABILITIES	551,935
NET ASSETS	$14,114,377

NET ASSETS CONSIST OF:
Paid in capital	$14,041,747
Undistributed net investment loss	12,194
Accumulated net realized gain from investments	72,287
Net unrealized depreciation on investments	(11,851)
NET ASSETS	$14,114,377

NET ASSET VALUE PER SHARE:

Class I Shares:
Net Assets	$13,955,834
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	1,370,525
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$10.18

Investor Class Shares:
Net Assets	$158,543
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	15,566
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$10.19

See accompanying notes to financial statements.

Holbrook Income Fund
Statement of Operations
For the Year Ended April 30, 2018

INVESTMENT INCOME
Dividend	$161,826
Interest	126,531
TOTAL INVESTMENT INCOME	288,357

EXPENSES
Investment advisory fees	43,100
Distribution (12b-1) fees:
Investor Class	564
Administrative services fees	44,856
Legal fees	34,613
Accounting services fees	29,999
Compliance officer fees	20,494
Transfer agent fees	16,493
Trustees fees and expenses	12,497
Audit fees	11,576
Printing and postage expenses	6,500
Registration fees	6,095
Custodian fees	5,001
Shareholder service fees	4,981
Insurance expense	5
Other expenses	2,008
TOTAL EXPENSES	238,782

Less: Fees waived/expenses reimbursed by the Advisor	(167,689)

NET EXPENSES	71,093

NET INVESTMENT INCOME	217,264

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from:
Investments	86,814
Realized gain on investments	86,814

Net change in unrealized depreciation on:
Investments	(13,983)
Unrealized depreciation on investments	(13,983)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	72,831

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$290,095

See accompanying notes to financial statements.

Holbrook Income Fund
Statements of Changes in Net Assets

	For the	For the
	Year Ended	Period Ended
	April 30, 2018	April 30, 2017 (1)
FROM OPERATIONS
Net investment income	$217,264	$5,378
Net realized gain from investments	86,814	1,178
Unrealized appreciation/depreciation from investments	(13,983)	2,132
Net increase in net assets resulting from operations	290,095	8,688

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class I	(2,732)	—
Investor Class	(67)	—
From net investment income:
Class I	(213,966)	(5,418)
Investor Class	(3,737)	(282)
Net decrease in net assets resulting from distributions to shareholders	(220,502)	(5,700)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class I	15,559,175	305,838
Investor Class	192,500	53,000
Net asset value of shares issued in reinvestment of distributions:
Class I	214,094	3,384
Investor Class	533	11
Payments for shares redeemed:
Class I	(2,148,507)	(50,257)
Investor Class	(87,975)	—
Net increase in net assets from shares of beneficial interest	13,729,820	311,976

TOTAL INCREASE IN NET ASSETS	13,799,413	314,964

NET ASSETS
Beginning of Period	314,964	—
End of Period*	$14,114,377	$314,964
* Includes undistributed net investment gain (loss) of:	$12,194	$(22)

SHARE ACTIVITY
Class I:
Shares Sold	1,535,369	30,454
Shares Reinvested	21,083	334
Shares Redeemed	(211,713)	(5,002)
Net increase in shares of beneficial interest outstanding	1,344,739	25,786

Investor Class:
Shares Sold	18,958	5,238
Shares Reinvested	52	1
Shares Redeemed	(8,683)	—
Net increase in shares of beneficial interest outstanding	10,327	5,239

(1)	Fund commenced investment operations on July 6, 2016.

See accompanying notes to financial statements.

Holbrook Income Fund
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class I				Investor Class
	Year Ended		Period Ended		Year Ended		Period Ended
	April 30, 2018		April 30, 2017 (1)		April 30, 2018		April 30, 2017 (1)

Net asset value, beginning of period	$10.15		$10.00		$10.15		$10.00
Activity from investment operations:
Net investment income (2)	0.41		0.25		0.34		0.16
Net realized and unrealized gain (loss) on investments	(0.02	) (9)	0.15		0.01		0.20
Total from investment operations	0.39		0.40		0.35		0.36
Less distributions from:
Net investment income	(0.36)		(0.25)		(0.31)		(0.21)
Net realized gains	(0.00	) **	—		(0.00	) **	—
Total distributions	(0.36)		(0.25)		(0.31)		(0.21)
Net asset value, end of period	$10.18		$10.15		$10.19		$10.15
Total return (3)	4.00%		4.03	% (4)	3.53%		3.63	% (4)
Net assets, at end of period (000s)	$13,956		$262		$158		$53
Ratio of gross expenses to average net assets (5,7)	4.39%		91.70	% (6)	4.89%		89.19	% (6)
Ratio of net expenses to average net assets (7)	1.30%		1.30	% (6)	1.80%		1.80	% (6)
Ratio of net investment income to average net assets (7,8)	4.02%		3.11	% (6)	3.30%		1.97	% (6)
Portfolio Turnover Rate	138%		109	% (4)	138%		109	% (4)

(1)	Fund commenced investment operations on July 6, 2016.

(2)	The net investment income per share data was determined using the average shares outstanding throughout each year.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Advisor not absorbed a portion of Fund expenses, total returns would have been lower.

(4)	Not Annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(6)	Annualized.

(7)	Does not include expenses of other investment companies in which the Fund invests.

(8)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(9)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to the timing of share transactions for the period.

**	Per share amount represents less than $0.01 per share.

See accompanying notes to financial statements.

Holbrook Income Fund
Notes to Financial Statements
April 30, 2018

1.	ORGANIZATION

The Holbrook Income Fund (the “Fund”), is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund commenced investment operations on July 6, 2016. The investment objective is to provide current income, with a secondary objective of capital preservation in a rising interest rate environment.

The Fund offers Class I and Investor Class shares. Both classes of shares are sold at net asset value without an initial sales charge. Class I shares are not subject to 12b-1 distribution fees, but have a higher minimum initial investment than the Investor Class shares. Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the last bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated

Holbrook Income Fund
Notes to Financial Statements (Continued)
April 30, 2018

execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process. As noted above, the fair value team is composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Advisor, the prices or values available do not represent the fair value of the instrument; factors which may cause the Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Holbrook Income Fund
Notes to Financial Statements (Continued)
April 30, 2018

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2018, for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Preferred Stock	$6,460,601	$—	$—	$6,460,601
Corporate Bonds	—	4,974,710	—	4,974,710
Convertible Bonds	—	114,186	—	114,186
United States Government Securities	—	2,109,719	—	2,109,719
Short-Term Investments	696,349	—	—	696,349
Total Assets	$7,156,950	$7,198,615	$—	$14,355,565

*	Refer to the Portfolio of Investments for classifications.

There were no transfers into or out of Level 1 and Level 2 during the period. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period. The Fund did not hold any Level 3 securities during the period.

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared daily and distributed monthly. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken for the open tax year 2017 or expected to be taken in the Fund’s April 30, 2018 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Closed End Fund Risk – The Fund invests in closed end investment companies or funds. The shares of many closed end funds, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the “market discount” of such shares. This market discount may be due in part to the investment

Holbrook Income Fund
Notes to Financial Statements (Continued)
April 30, 2018

objective of long-term appreciation, which is sought by many closed end funds, as well as to the fact that the shares of closed end funds are not redeemable by the holder upon demand to the issuer at the next determined net asset value, but rather, are subject to supply and demand in the secondary market. A relative lack of secondary market purchasers of closed end fund shares also may contribute to such shares trading at a discount to their net asset value.

The Fund may invest in shares of closed end funds that are trading at a discount to net asset value or at a premium to net asset value. There can be no assurance that the market discount on shares of any closed end fund purchased by the Fund will ever decrease. In fact, it is possible that this market discount may increase and the Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed end funds, thereby adversely affecting the net asset value of the Fund’s shares. Similarly, there can be no assurance that any shares of a closed end fund purchased by the Fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Fund.

Closed end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed end fund’s common shares in an attempt to enhance the current return to such closed end fund’s common shareholders. The Fund’s investment in the common shares of closed end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and net asset value than an investment in shares of investment companies without a leveraged capital structure.

Business Development Company Risk – BDCs have little or no operating history and may carry risks similar to those of a private equity or venture capital fund. BDC securities are not redeemable at the option of the shareholder and they may trade in the market at a discount to their net asset value. A significant portion of a BDC’s investments are recorded at fair value as determined by its board of directors, which may create uncertainty as to the value of the BDC’s investments. Non-traded BDCs are illiquid and it may not be possible to redeem shares or to do so without paying a substantial penalty. Publicly-traded BDCs usually trade at a discount to their net asset value because they invest in unlisted securities and have limited access to capital markets. BDCs are subject to high failure rates among the companies in which they invest and federal securities laws impose restraints upon the organization and operations of BDCs that can limit or negatively impact the performance of a BDC.

Please refer to the Fund’s prospectus for a full listing of risks associated with the Fund’s investments.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term investments, for the year ended April 30, 2018, amounted to $20,474,664 and $7,207,853 respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisory Fees – Holbrook Holdings, Inc. serves as the Fund’s Investment Advisor (the “Advisor”). Pursuant to an Investment Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund

Holbrook Income Fund
Notes to Financial Statements (Continued)
April 30, 2018

and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.80% of the Fund’s average daily net assets.

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund (The “Waiver Agreement”), until at least September 1, 2019, to ensure that Total Annual Fund Operating Expenses after fee waiver and/or reimbursement (exclusive of any taxes, short selling expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.30% and 1.80% of the Fund’s average daily net assets for Class I and Investor Class shares, respectively, subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s Operating Expenses are subsequently less than 1.30% and 1.80% of average daily net assets attributable to Class I and Investor Class shares, respectively, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed 1.30% and 1.80% of average daily net assets for Class I and Investor Class shares, respectively. If Fund Operating Expenses attributable to Class I and Investor Class shares subsequently exceed 1.30% and 1.80% per annum of the average daily net assets, the reimbursements shall be suspended. During the year ended April 30, 2018, the Advisor has waived/reimbursed $167,689 in expenses to the Fund which may be recaptured by April 30, 2021. During the period ended April 30, 2017 the Advisor has waived/reimbursed $160,022 in expenses to the fund which may be recaptured by April 30, 2020.

The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.50% of its average daily net assets for the Investor Class and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor. For the year ended April 30, 2018, pursuant to the Plan, the Investor Class paid $564.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class I and Investor Class shares. For the year ended April 30, 2018, the Distributor received $0 and $0 in underwriting commissions for sales of Class I and Investor Class shares, respectively, of which $0 and $0 was retained by the principal underwriter or other affiliated broker-dealers for Class I and Investor Class shares, respectively.

In addition, certain affiliates of the Distributor provide services to the Fund(s) as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separated servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

Holbrook Income Fund
Notes to Financial Statements (Continued)
April 30, 2018

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the periods ended April 30, 2018 and April 30, 2017 was as follows:

	Fiscal Year Ended	Fiscal Period Ended
	April 30, 2018	April 30, 2017
Ordinary Income	$219,827	$5,483
Long-Term Capital Gain	—	2
Return of Capital	—	—
	$219,827	$5,485

As of April 30, 2018, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$88,331	$—	$—	$—	$(890)	$(14,811)	$72,630

The difference between book basis and tax basis accumulated net investment income (loss), accumulated net realized gains, and unrealized depreciation from investments is primarily attributable to the tax deferral of losses on wash sales, investments in partnerships, contingent debt payment instruments, perpetual securities and preferred securities, and adjustments for accrued dividends payable.

Permanent book and tax differences, primarily attributable to the reclassification of Fund distributions, and tax adjustments for non-deductible expenses and investments in currency grantor trusts, preferred securities, deemed dividend distributions, resulted in reclassifications for the year ended April 30, 2018 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$(49)	$12,655	$(12,606)

6.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of April 30, 2018, TD Ameritrade held approximately 89% of the voting securities of the Holbrook Income Fund.

7.	SUBSEQUENT EVENTS

Subsequent events after the balance sheet date have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	Grant Thornton LLP 757 Third Ave., 9th Floor New York, NY 10017 T 212.599.0100 F 212-370-4520 www.GrantThornton.com

Board of Trustees of Two Roads Shared Trust

and Shareholders of Holbrook Income Fund

Opinion on the financial statements

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Holbrook Income Fund (a fund in the Two Roads Shared Trust) (the “Fund”) as of April 30, 2018, and the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for the year ended April 30, 2018 and for the period from July 6, 2016 (date of commencement of operations) through April 30, 2017, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2018, and the results of its operations for the year then ended, and the changes and its net assets and its financial highlights for the year ended April 30, 2018 and for the period from July 6, 2016 (date of commencement of operations) through April 30, 2017, in conformity with accounting principles generally accepted in the United States of America.

Basis for opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Grant Thornton LLP

U.S. member firm of Grant Thornton International Ltd

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2018, by correspondence with the custodians and brokers. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2016.

New York, New York

June 29, 2018

Grant Thornton LLP

U.S. member firm of Grant Thornton International Ltd

Holbrook Income Fund
SUPPLEMENTAL INFORMATION (Unaudited)
April 30, 2018

At a meeting held on March 13, 2018 (the “Meeting”), the Board of Trustees (the “Board”) of Two Roads Shared Trust (the “Trust”), each of whom is not an “interested person” of the Trust (the “Independent Trustees” or “Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940 (the “1940 Act”), considered the approval of an investment advisory agreement (the “Agreement”) between Holbrook Holdings, LLC (“Holbrook” or the “Advisor”) and the Trust, on behalf Holbrook Income Fund (the “Fund”), a series of the Trust.

In connection with the Board’s consideration of the Agreement, the Board received written materials in advance of the Meeting, which included information regarding: (i) nature, extent, and quality of services to be provided to the Fund by Holbrook; (ii) a description of the Advisor’s investment management personnel; (iii) an overview of the Advisor’s operations and financial condition; (iv) a description of the Advisor’s brokerage practices (including any soft dollar arrangements); (v) a comparison of the Fund’s advisory fees and overall expenses with those of comparable mutual funds; (vi) the anticipated level of profitability from the Advisor’s fund-related operations; (vii) the Advisor’s compliance policies and procedures, including policies and procedures for personal securities transactions, business continuity and information security and (viii) independent reports prepared by Morningstar analyzing the proposed fees and expenses of the Fund as compared to other mutual funds with similar investment strategies.

Throughout the process, including at the meeting, the Board had numerous opportunities to ask questions of and request additional materials from Holbrook. During the Meeting, the Board was advised by, and met, in executive session with, the Board’s independent legal counsel, and received a memorandum from such independent counsel regarding their responsibilities under applicable law.

Matters considered by the Board in connection with its approval of the Agreement included, among others, the following:

Nature, Extent and Quality of Services. The Board reviewed materials provided by Holbrook related to the Advisory Agreement with the Trust regarding the Fund, including the Advisory Agreement; a description of the manner in which investment decisions are made and executed; a review of the financial condition of Holbrook; an overview of the personnel that service the Fund and their respective responsibilities; Holbrook’s compliance policies and procedures, including a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b); policies and procedures relating to business continuity and cyber-security; a written risk assessment of Holbrook’s compliance program; information about Holbrook’s risk management processes; and an independent report prepared by Broadridge analyzing the performance record, fees and expenses of the Fund as compared to other mutual funds with similar investment strategies.

In reaching its conclusions, the Board considered the experience and qualifications of Holbrook’s management team and its performance record, and Holbrook’s commitment to the operation of Holbrook’s compliance program. The Board noted that Holbrook’s compliance policies and procedures were robust and that Holbrook had adopted cybersecurity and business continuity policies and procedures. The Board concluded that Holbrook had sufficient quality and depth of personnel, resources, investment methodologies and compliance policies and procedures to perform its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services provided by Holbrook to the Fund were satisfactory and reliable.

Performance. Among other data, the Board considered a report prepared by Morningstar that included the Fund’s performance for the one-year and since-inception periods ended December 31, 2017, as compared to the Fund’s Morningstar category (Short-Term Bond) and as compared to a group of funds selected by Broadridge that employ similar investment strategies as the Fund (the “Peer Group”). The Board also considered the Fund’s performance as compared to the benchmark index, the Barclays U.S. Government/Credit 1-5 Year Total Return

Holbrook Income Fund
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
April 30, 2018

Index, presented in the Broadridge report. The Board also reviewed the Fund’s performance as compared to the Barclays U.S. Aggregate Bond Total Return Index, the benchmark selected by Holbrook. In evaluating the data contained in the Broadridge report, the Board also took into account the differences in the other funds in the Peer Group as compared to the Fund.

The Board considered, among other data, that the Fund underperformed the median of the Peer Group for the one-year period. The Board also noted that the Fund outperformed the median of its Morningstar category for the one-year period and since inception. The Board further noted that Holbrook had delivered consistent performance both on an absolute and risk-adjusted basis to shareholders. The Board also noted the limited performance history of the Fund. The Board concluded that the Fund’s overall performance was satisfactory.

Fees and Expenses. As to the costs of the services provided by Holbrook, the Board considered a comparison of the Fund’s contractual advisory fee and net expense ratio to those of funds within the Peer Group and to its Morningstar category. The Board noted that the Fund’s contractual advisory fee was below the median of the Peer Group, and was above the median of its Morningstar category. The Board also considered that the net operating expenses of the Fund were above the median of its Peer Group and its Morningstar category but not the highest among the funds within those groups. The Board noted in considering the expenses of the Fund that the Fund’s average net assets were substantially lower than the Peer Group median and the Morningstar category median and considered the impact that the size of the Fund may have on the Fund’s total operating expenses relative to the expenses borne by funds within the Peer Group.

The Board also considered the net expense ratio of the Fund, noting that Holbrook had agreed to reimburse expenses to limit net annual operating expenses to 1.30% and 1.80% (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses) of the average net assets attributable to Class I and Investor Class shares of the Fund, respectively. In light of these factors, the Board concluded that the advisory fee was not unreasonable.

Profitability. The Board considered Holbrook’s profitability and whether these profits are reasonable in light of the services provided to the Fund. The Board reviewed a profitability analysis prepared by Holbrook based on current asset levels. The Board considered that Holbrook continued to reimburse Fund operating expenses. The Board considered that the Fund’s assets had not yet reached the break-even point for Holbrook, and concluded that because Holbrook’s relationship with the Fund was not currently profitable, profitability was not an issue at this time.

Economies of Scale. The Board considered whether Holbrook would realize economies of scale with respect to its management of the Fund as it grows and whether fee levels reflected these economies of scale for the benefit of shareholders. The Board considered the profitability analysis provided by Holbrook, and considered that Holbrook had represented that it expected the Fund to achieve economies of scale at certain asset levels, but that at current asset levels, economies of scale was not a consideration. The Board noted that it would revisit whether economies of scale exist in the future once the Fund has achieved sufficient size.

Other Benefits. The Board also considered the character and amount of other direct and incidental benefits to be received by Holbrook from its association with the Fund. The Board noted that Holbrook did not believe that it received any direct, indirect or ancillary material “fall-out” benefits from its relationship with the Fund, although noting the potential for future product launches based on the success of the Fund.

Holbrook Income Fund
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
April 30, 2018

Conclusion. The Board, having requested and received such information from Holbrook as it believed reasonably necessary to evaluate the terms of the Advisory Agreement, and having been advised by independent counsel that the Board had appropriately considered and weighed all relevant factors, determined that approval of the Advisory Agreement for an additional one-year term was in the best interests of the Fund and its shareholders. In considering the Advisory Agreement, the Board did not identify any one factor as all important and each Trustee may have considered different factors as more important.

Holbrook Income Fund
Expense Example (Unaudited)
April 30, 2018

As a shareholder of the Holbrook Income Fund (the “Fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges (CDSCs) and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Holbrook Income Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six month period from November 1, 2017, through April 30, 2018.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Annualized	Ending	Expenses
	Account	Expense Ratio	Account	Paid During
	Value 11/01/2017	For the period	Value 4/30/2018	the Period*
Actual
Class I	$1,000.00	1.30%	$1,022.40	$6.52
Investor Class	1,000.00	1.80%	1,020.80	9.02

	Beginning	Annualized	Ending	Expenses
	Account	Expense Ratio	Account	Paid During
	Value 11/01/2017	For the period	Value 4/30/2018	the Period*
Hypothetical
Class I	$1,000.00	1.30%	$1,018.35	$6.51
Investor Class	1,000.00	1.80%	1,015.87	9.00

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365.

Holbrook Income Fund
SUPPLEMENTAL INFORMATION (Unaudited)
April 30, 2018

Trustees and Officers. The Trustees and officers of the Trust, together with information as to their principal business occupations during the past five years and other information, are shown below. Unless otherwise noted, the address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130.

Independent Trustees *

Name, Address, Year of Birth	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years
Mark Garbin Year of Birth: 1951	Trustee	Indefinite, Since 2012	Managing Principal, Coherent Capital Management LLC (since 2008)	1	Northern Lights Fund Trust (since 2013); Northern Lights Variable Trust (for series not affiliated with the Funds since 2013); Forethought Variable Insurance Trust (since 2013); Northern Lights Variable Trust (since 2013); OHA Mortgage Strategies Fund (offshore), Ltd. (2014 - 2017); and Altegris KKR Commitments Master Fund (since 2014); and OFI Carlyle Private Credit Fund (since March 2018)
Mark D. Gersten Year of Birth: 1950	Chairman, Trustee	Indefinite, Since 2012	Independent Consultant (since 2012); Senior Vice President – Global Fund Administration Mutual Funds & Alternative Funds, AllianceBernstein LP (1985 – 2011).	1	Northern Lights Fund Trust (since 2013); Northern Lights Variable Trust (for series not affiliated with the Funds since 2013); Altegris KKR Commitments Master Fund (since 2014); previously, Ramius Archview Credit and Distressed Fund (2015-2017); and Schroder Global Series Trust (2012 to 2017)
Neil M. Kaufman Year of Birth: 1960	Trustee, Audit Committee Chairman	Indefinite, Since 2012	Managing Member, Kaufman & Associates, LLC (legal services)(Since 2016); Partner, Abrams Fensterman, Fensterman, Eisman, Formato, Ferrara & Wolf, LLP (legal services)(2010-2016)	1	Altegris KKR Commitments Master Fund (since 2014)
Anita K. Krug Year of Birth: 1969	Trustee	Indefinite, Since 2012	Interim Dean (since 2017), Professor (since 2016), Associate Professor (2014-2016); and Assistant Professor, University of Washington School of Law (2010-2014)	1	Altegris KKR Commitments Master Fund (since 2014); Centerstone Investors Trust (since 2016)

*	Information is as of April 30, 2018.

**	As of April 30, 2018, the Trust was comprised of 20 active portfolios managed by 9 unaffiliated investment advisers. The term “Fund Complex” applies only to those funds that (i) are advised by a common investment adviser or by an investment adviser that is an affiliated person of the investment adviser of any of the other funds in the Trust or (ii) hold themselves out to investors as related companies for purposes of investment and investor services. The Fund does not hold itself out as related to any other series within the Trust for investment purpose

4/30/18 – Two Roads v3

Holbrook Income Fund
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
April 30, 2018

Officers of the Trust*

Name, Address, Year of Birth	Position(s) Held with Registrant	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years
James Colantino 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1969	President Since Feb. 2017 Treasurer (2012 to 2017)	Senior Vice President (2012- present); Vice President (2004 to 2012); Gemini Fund Services, LLC.	N/A	N/A

Laura Szalyga 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1978	Treasurer Since Feb. 2017	Vice President, Gemini Fund Services, LLC (since 2015); Assistant Vice President, Gemini Fund Services, LLC (2011-2014).	N/A	N/A
Richard A. Malinowski 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1983	Secretary Since 2013	Senior Vice President (since 2017); Vice President and Counsel (2016-2017) and Assistant Vice President (2012 – 2016), Gemini Fund Services, LLC	N/A	N/A
William B. Kimme Year of Birth: 1962	Chief Compliance Officer Since Inception	Senior Compliance Officer, Northern Lights Compliance Services, LLC (September 2011 - present)	N/A	N/A

*	Information is as of April 30, 2018.

**	As of April 30, 2018, the Trust was comprised of 20 active portfolios managed by 9 unaffiliated investment advisers. The term “Fund Complex” applies only to those funds that (i) are advised by a common investment adviser or by an investment adviser that is an affiliated person of the investment adviser of any of the other funds in the Trust or (ii) hold themselves out to investors as related companies for purposes of investment and investor services. The Fund does not hold itself out as related to any other series within the Trust for investment purpose.

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-877-345-8646.

4/30/18 – Two Roads v3

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.

Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes –
such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes –	NO	We do not share
to offer our products and services to you
For joint marketing with other financial companies	NO	We do not share

For our affiliates’ everyday business purposes –	NO	We do not share
information about your transactions and experiences

For our affiliates’ everyday business purposes –	NO	We do not share
information about your creditworthiness
For our affiliates to market to you	NO	We do not share

For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-402-895-1600

What we do

How does Two Roads Shared Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.

These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Two Roads Shared Trust	We collect your personal information, for example, when you
collect my personal information?
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

Proxy Voting Policy

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-855-345-8646 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-345-8646.

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which contains information about the Fund’s investment objective, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in the Fund.

Investment Adviser
Holbrook Holdings Inc
2670 NW Lovejoy Street
Portland, OR 97210

Administrator
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

ITEM 2. CODE OF ETHICS.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

Trust Series	2018	2017
Holbrook Income Fund	15,700	12,000

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.
(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

Trust Series	2018	2017
Holbrook Income Fund	2,800	2,500

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended April 30, 2018 and 2017, respectively.
(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.
(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
f)	Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).
(g)	All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal years ended April 30, 2018 and 2017, respectively, are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENT

Included in annual report to shareholders filed under item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By James Colantino	/s/ James Colantino
Principal Executive Officer/President
Date: July 6, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By James Colantino	/s/ James Colantino
Principal Executive Officer/President
Date: July 6, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Laura Szalyga	/s/ Laura Szalyga
Principal Financial Officer/Treasurer
Date: July 6, 2018